Document and Entity Information - USD ($)	6 Months Ended
	Feb. 28, 2018	Jan. 19, 2018	Feb. 28, 2016
Document and Entity Information:
Entity Registrant Name	SAUER ENERGY, INC.
Document Type	S-1
Document Period End Date	Feb. 28, 2018
Amendment Flag	true
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		336,894,876
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Public Float			$ 4,292,836
Trading Symbol	seny
Amendment Description	Amendment No. 1